Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 81,229,813.89
Previously Paid Amount	0.00
Total Fee Amount	7,066.99
Total Offset Amount	0.00
Net Fee	$ 7,066.99
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A